Note 5 - Business Disposals	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
5.	Business disposals

The Company discontinued its operations in Russia in March 2022, by way of a sale of its controlling interests to local management. The Company also sold three individually insignificant operations during the year ended December 31, 2022 (EMEA - Morocco and Americas – Panama, Colombia, Costa Rica). The proceeds received from the disposals were de minimus and during the year ended December 31, 2022 the Company recognized a net aggregated loss on disposal of operations in the amount of $26,834.

The table below summarizes the change in the Company’s assets related to the disposal of operations and the calculation of the loss on disposal:

Aggregate
Disposals

Current assets, excluding cash	$8,050
Non-current assets, excluding goodwill	4,394
Goodwill	7,052

Current liabilities	$(9,197)
Non-current liabilities	(2,905)
Redeemable non-controlling interest	$(2,361)
Net assets of disposed operations, excluding cash	5,033

The below table summarizes the calculation of the loss on disposal of operations:

Cash consideration, net of disposed cash	$(3,282)
Less: Net assets of disposed operations, excluding cash	5,033
Plus: Reclasses from shareholders' equity to net earnings
Contributed surplus	93
Non-controlling interest	540
Accumulated foreign currency translation	(19,152)
Loss on disposal of operations	$(26,834)